PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, Plant and Mine Development

	Depreciable			At December 31, 2017			At December 31, 2016
	Life				Accumulated	Net Book		Accumulated	Net Book
	(in years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Land				$222	$—	$222	$218	$—	$218
Facilities and equipment	1	-	27	15,979	(9,760)	6,219	15,115	(8,774)	6,341
Mine development	1	-	27	5,260	(3,026)	2,234	4,773	(2,602)	2,171
Mineral interests	1	-	27	1,975	(624)	1,351	1,975	(577)	1,398
Asset retirement cost	1	-	27	1,069	(729)	340	982	(711)	271
Construction-in-progress				1,972	—	1,972	2,119	—	2,119
				$26,477	$(14,139)	$12,338	$25,182	$(12,664)	$12,518
Leased assets included above in facilities and equipment	1	-	27	$27	$(15)	$12	$27	$(11)	$16

	Depreciable			At December 31, 2017			At December 31, 2016
	Life				Accumulated	Net Book		Accumulated	Net Book
Mineral Interests	(in years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Production stage	1	-	22	$865	$(624)	$241	$816	$(577)	$239
Development stage				39	—	39	66	—	66
Exploration stage				1,071	—	1,071	1,093	—	1,093
				$1,975	$(624)	$1,351	$1,975	$(577)	$1,398